Schedule of transaction and balance amount due to/from related parties (Details) (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 44.5	¥ 45.8
Advertisement Costs Charged from a Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1.0	0.3	¥ 14.6
Founder of the Company [Member] | Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 2.5